Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Gross premiums written	$ 7,285,320	$ 6,299,929	$ 5,587,894
Net premiums written	6,909,058	5,803,364	5,119,926
Increase in unearned premiums	(383,840)	(289,554)	(94,945)
Net premiums earned	6,525,218	5,513,810	5,024,981
Net investment income	448,538	415,921	402,071
Net realized and unrealized investment gains (losses)	886,670	(389,632)	232,491
Other income	15,321	50,127	15,242
Total revenues	7,875,747	5,590,226	5,674,785
Expenses
Losses and loss expenses	4,923,156	4,193,255	3,840,982
Acquisition costs	1,455,462	1,237,464	1,119,773
Other expenses	369,969	305,568	348,398
Interest expense	40,150	43,152	42,500
Loss on redemption of debt	15,175	0	1,566
Amortization of intangible assets	11,434	35,473	24,646
Net foreign exchange losses (gains)	86,760	(119,151)	108,244
Total expenses	6,902,106	5,695,761	5,486,109
Income (loss) before taxes and interest in earnings of equity method investments	973,641	(105,535)	188,676
Income tax expense (benefit)	52,536	(8,934)	10,358
Interest in earnings of equity method investments	15,643	10,607	85,703
Net income (loss)	936,748	(85,994)	264,021
Preferred dividends	46,416	46,416	46,416
Net income (loss) attributable to common shareholder	890,332	(132,410)	217,605
Comprehensive income (loss)
Net income (loss)	936,748	(85,994)	264,021
Change in currency translation adjustment	71,796	(74,797)	(15,135)
Change in unfunded pension obligation, net of tax	(6,803)	24,859	(274)
Change in fair value of designated cash flow hedges, net of reclassification adjustment	(1,877)	1,877	0
Change in unrealized gains or losses on investments, net of tax	(407)	(292)	(303)
Other comprehensive income (loss)	62,709	(48,353)	(15,712)
Comprehensive income (loss)	$ 999,457	$ (134,347)	$ 248,309